Document and Entity Information	6 Months Ended
Jun. 11, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment number one to Form S-1
Document Period End Date	Jun. 11, 2013
Trading Symbol	DFRG
Entity Registrant Name	DEL FRISCO'S RESTAURANT GROUP, INC.
Entity Central Index Key	0001415301
Entity Filer Category	Non-accelerated Filer